Quarterly Data-Unaudited (Schedule Of Quarterly Data) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 5,224.2	$ 4,707.1	$ 4,783.5	$ 4,439.2	$ 5,044.0	$ 4,479.4	$ 4,534.1	$ 4,225.6	$ 19,154.0	$ 18,283.1	$ 17,474.8
Gross profit	2,662.5	2,452.3	2,491.1	2,286.7	2,540.9	2,289.1	2,346.0	2,166.0	9,892.6	9,342.0	8,841.8
Operating profit	866.8	866.2	875.5	738.1	854.9	783.8	804.8	677.0	3,346.6	3,120.5	2,979.6
Net earnings from continuing operations	649.6	681.3	667.4	544.8	768.1	577.4	592.3	652.8	2,543.1	2,590.6	2,181.3
Earnings from discontinued operations, net of income taxes	12.1	(0.7)	9.0	34.9	21.2	19.6	24.5	39.1	55.3	104.4	210.9
Net earnings	$ 661.7	$ 680.6	$ 676.4	$ 579.7	$ 789.3	$ 597.0	$ 616.8	$ 691.9	$ 2,598.4	$ 2,695.0	$ 2,392.2
Net earnings per share from continuing operations:
Basic (in dollars per share)	$ 0.92	$ 0.97	$ 0.95	$ 0.78	$ 1.10	$ 0.83	$ 0.85	$ 0.94	$ 3.62	$ 3.72	$ 3.15
Diluted (in dollars per share)	0.91	0.95	0.94	0.76	1.08	0.81	0.84	0.92	3.56	3.65	3.07
Net earnings per share from discontinued operations:
Basic (in dollars per share)	0.02	0	0.01	0.05	0.03	0.03	0.04	0.06	0.08	0.15	0.30
Diluted (in dollars per share)	0.02	0	0.01	0.05	0.03	0.03	0.03	0.06	0.08	0.15	0.30
Net earnings per share:
Basic (in dollars per share)	0.94	0.97	0.96	0.83	1.13	0.86	0.89	1.00	3.70	3.87	3.45
Diluted (in dollars per share)	$ 0.92	$ 0.95	$ 0.95	$ 0.81	$ 1.11	$ 0.84	$ 0.87	$ 0.98	$ 3.63	$ 3.80	$ 3.36